Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing Practices
We do not strategically time the grants of equity awards in coordination with the release of material nonpublic information. We have not adopted a formal policy related to the timing of awards of options in relation to the disclosure of material nonpublic information. As discussed in more detail above, the compensation committee has developed a standard practice regarding the timing of grants of annual equity awards to our executive officers that aligns, is consistent with our annual compensation cycle based upon performance and year-end review and, occasionally, following a significant change in job responsibilities or to meet other special retention objectives. In addition, equity grants are made upon the commencement of employment. In all cases, the timing of grants of equity awards, is intended to occur independently of the release of any material nonpublic information, and we do not otherwise time the grant of equity awards to take advantage of the release of material non-public information or time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. During 2025, we reinstated the practice of granting stock option awards to our named executive officers, aligning with our compensation committee’s historical approach to executive incentive, and we did not grant options to a named executive officer in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information, and ending one business day after the filing or furnishing of such report.

Award Timing Method	As discussed in more detail above, the compensation committee has developed a standard practice regarding the timing of grants of annual equity awards to our executive officers that aligns, is consistent with our annual compensation cycle based upon performance and year-end review and, occasionally, following a significant change in job responsibilities or to meet other special retention objectives. In addition, equity grants are made upon the commencement of employment.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In all cases, the timing of grants of equity awards, is intended to occur independently of the release of any material nonpublic information, and we do not otherwise time the grant of equity awards to take advantage of the release of material non-public information or time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
MNPI Disclosure Timed for Compensation Value	false